Reverse Recapitalization - Narrative (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
	Sep. 29, 2023	Sep. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Converted shares (in shares)		5,579,266
Stock converted, reverse recapitalization (in shares)	2,278,598
Common stock outstanding (in shares)	21,888,976		21,888,976		21,888,976		13,303,795	5,873,711
Common stock, shares issued (in shares)			21,888,976		21,888,976		13,303,795	5,873,711
Stock options cancelled and converted (in shares)	2,101,760
Transaction costs expensed	$ 7,500		$ 3,329	$ 0	$ 3,329	$ 0
Legacy NKGen
Schedule Of Reverse Recapitalization [Line Items]
Common stock outstanding (in shares)	38,185,814
Common stock, shares issued (in shares)	38,185,814
Options, issued and outstanding (in shares)	5,146,354
Equity Instruments
Schedule Of Reverse Recapitalization [Line Items]
Transaction costs expensed	$ 4,200
Liability Instruments
Schedule Of Reverse Recapitalization [Line Items]
Transaction costs expensed	$ 3,300
Common Stock, Including Convertible Debt Stock
Schedule Of Reverse Recapitalization [Line Items]
Stock converted, reverse recapitalization (in shares)	15,595,262